UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     C.E.Unterberg, Towbin Advisors
Address:  350 Madison Avenue
          New York, N.Y. 10017

13 File Number: 28-06614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      G. Robert Abrams
Title:     Compliance Director
Phone:
Signature, Place and Date of Signing:

    G. Robert Abrams  January 21, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    25461

List of Other Included Managers:

 No.  13F File Number     Name

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AGERE SYSTEMS INC SHS -A-      COMMON STOCK     00845V100     1450  1006800 SH       SOLE     01         1006800        0        0
D ANTEON INTL CP                 COMMON STOCK     03674E108     3295   137300 SH       SOLE     01          137300        0        0
D CACI INTL INC CL A             COMMON STOCK     127190304      866    24300 SH       SOLE     01           24300        0        0
D CYBERSOURCE CORP COMM          COMMON STOCK     23251J106     1225   500000 SH       SOLE     01          500000        0        0
D E M C CORP MASS COM            COMMON STOCK     268648102      713   116200 SH       SOLE     01          116200        0        0
D FLEXTRONICS INTL LTD USD SHS   COMMON STOCK     Y2573F102     2305   281400 SH       SOLE     01          281400        0        0
D IMANAGE INC COM STK            COMMON STOCK     45245Y105       40    12500 SH       SOLE     01           12500        0        0
D J2 GLOBAL COMM INC             COMMON STOCK     46626E205     3562   187100 SH       SOLE     01          187100        0        0
D PROFESSIONAL STAFF PLC ADR     ADRS STOCKS      74315R105      200   100000 SH       SOLE     01          100000        0        0
D PROGRESS SOFTWARE US D.01 COM  COMMON STOCK     743312100     1992   153800 SH       SOLE     01          153800        0        0
D RSA SECURITY INC COM STK       COMMON STOCK     749719100      279    46500 SH       SOLE     01           46500        0        0
D SMITH & WOLLENS                COMMON STOCK     831758107      263    75000 SH       SOLE     01           75000        0        0
D SOFTWARE HLDRS COM STK US ETFS HOLDERS US ETF'S 83404B103     5398   200000 SH       SOLE     01          200000        0        0
D SYNAPTICS INC Com              COMMON STOCK     87157D109      853   112200 SH       SOLE     01          112200        0        0
D UTSTARCOM INC COM STK          COMMON STOCK     918076100     1348    68000 SH       SOLE     01           68000        0        0
D WEBMETHODS INC COM STK         COMMON STOCK     94768C108     1672   203400 SH       SOLE     01          203400        0        0
S REPORT SUMMARY                 16 DATA RECORDS               25461        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED